ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The accumulated other comprehensive income balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Cumulative foreign currency translation	$410	$403
Unamortized experience gain – post employment liability
Gross	983	983
Tax effect	(259)	(259)
	$1,134	$1,127